Regulation - Significant Regulatory Matters (Narrative) (Details) $ in Millions, $ in Millions		1 Months Ended				12 Months Ended
	Sep. 30, 2024	Nov. 30, 2024	Oct. 31, 2024	Aug. 31, 2024	Jul. 31, 2024	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 USD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory liability						$ 4,291	$ 3,958
FERC | ITC
Public Utilities, General Disclosures [Line Items]
Allowed ROE	10.02%		9.98%			10.73%	10.77%
Regulatory liability						$ 39		$ 27
Refund with interest, period			15 months
FERC | ITC | Maximum
Public Utilities, General Disclosures [Line Items]
Allowed ROE			12.58%
ACC | UNS Gas
Public Utilities, General Disclosures [Line Items]
Allowed ROE						9.75%	9.75%
ACC | UNS Gas | General rate application
Public Utilities, General Disclosures [Line Items]
Requested return on equity		10.25%
Requested common equity		56.00%
PSC | Central Hudson
Public Utilities, General Disclosures [Line Items]
Allowed ROE						9.50%	9.00%
PSC | Central Hudson | General rate application
Public Utilities, General Disclosures [Line Items]
Allowed ROE					9.50%
Requested return on equity				10.00%
Requested common equity				48.00%